Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature
Expenses by nature

7.Expenses by nature

		Year ended 31 December
US$ thousand	Note	2023	2022
Change in production stock		12,209	—
Consumables and other production purchases		12,877	—
Repairs and maintenance		7,864	—
Energy and utilities		7,849	—
Employee benefits		24,257	—
Contractors		12,838	—
Depreciation on property, plant and equipment	14	46,659	—
Insurance		4,962	—
Others		11,651	—
Cost of goods sold		141,166	—

Acquisition costs	26	60,321	7,521
Employee benefits		5,866	224
Legal and professional fees		10,054	1,579
Initial public offering related costs		831	—
Insurance		1,928	325
Others		607	324
Administrative expenses		79,607	9,973

Transportation		3,410	—
Others		8,011	—
Selling and distribution expenses		11,421	—

Total cost of goods sold, administrative and selling and distribution expenses		232,194	9,973

Contributions made to defined contribution plans for year ended on 31 December 2023 were $2,650 thousand (2022: $nil). These contributions are recognized as a part of employee benefits.